Cover	Aug. 04, 2020
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 04, 2020
Entity Registrant Name	Nikola Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38495
Entity Tax Identification Number	82-4151153
Entity Address, Address Line One	4141 E Broadway Road
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85040
City Area Code	666-1038
Local Phone Number	480
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001731289
Amendment Flag	false
Common stock, $0.0001 par value per share
Document Information [Line Items]
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	NKLA
Security Exchange Name	NASDAQ
Warrants to purchase common stock
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase common stock
Trading Symbol	NKLAW
Security Exchange Name	NASDAQ